Average Annual Total Returns - Invesco SP 500 High Beta ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	S&P 500® High Beta Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® High Beta Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® High Beta Index (reflects no deduction for fees, expenses or taxes) SinceInception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	May 05, 2011	25.54%	16.15%	10.80%	24.32%	15.61%	10.41%	15.06%	12.83%	8.77%	25.72%	16.43%	11.09%	18.40%	15.22%	13.64%